Schedule of Share-based Payment Arrangements (Details) ₪ / shares in Units, ₪ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪) shares ₪ / shares	Dec. 31, 2020 shares ₪ / shares	Dec. 31, 2019 shares ₪ / shares	Dec. 31, 2018 shares	Nov. 30, 2017 shares
IfrsStatementLineItems [Line Items]
Number granted		1,201,426	54,000	7,584,183
Exercise price (NIS) | ₪ / shares			₪ 20.28	₪ 1.91
Options outstanding at beginning		2,257,753	1,199,791	6,634,183	75,000	2,125,000
Options exercisable at end		1,413,615	5,252,203	4,076,992
26/01/2021 [Member]
IfrsStatementLineItems [Line Items]
Grant date	[1]	26/01/2021
Number granted		861,255
Original contract duration (years)		4
Vesting immediate (%)		6.00%
Vesting period - rest		48 months
Exercise price (NIS) | ₪ / shares		₪ 18.38
Economic value of all options (B&S) as of the grant date (NIS in thousands) | ₪		₪ 4,888
Share price (in NIS) | ₪ / shares		₪ 17.40
Risk-free interest rate		0.20%
Volatility rate		39.30%
Options outstanding at beginning
Vested options		1,217,436
Options exercisable at end		1,217,436
30/08/2021 [Member]
IfrsStatementLineItems [Line Items]
Grant date		30/08/2021
Number granted		340,170
Original contract duration (years)		4
Vesting immediate (%)		6.00%
Vesting period - rest		48 months
Exercise price (NIS) | ₪ / shares		₪ 20.16
Economic value of all options (B&S) as of the grant date (NIS in thousands) | ₪		₪ 3,190
Share price (in NIS) | ₪ / shares		₪ 20.65
Risk-free interest rate		0.20%
Volatility rate		59.06%
Options outstanding at beginning
Vested options		63,782
Options exercisable at end		63,782

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926.